Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for PEO Jesse Gary(a)	Compensation Actually Paid to PEO Jesse Gary(a,b,c)	SCT Total for PEO Michael Bless(a)	Compensation Actually Paid to PEO Michael Bless(a,b)	Average SCT Total for Non-PEO NEOs(a)	Average Compensation Actually Paid to Non-PEO NEOs(a,b)	Value of Initial Fixed $100 Investment based on: (c)		GAAP Net Income ($MM)	Relative TSR (% of Avg. TSR Comparators)(d)
							TSR	Peer Group TSR

2023	$8,017,519	$13,814,257	N/A	N/A	$1,559,454	$2,373,632	$162	$169	$(43)	151.7%
2022	$8,193,535	$1,563,282	N/A	N/A	$840,747	$93,714	$109	$226	$(14)	64.3%
2021	$5,440,308	$6,360,209	$4,217,895	$4,617,882	$1,084,929	$1,099,028	$220	$296	$(167)	71.9%
2020	N/A	N/A	$5,208,386	$12,209,538	$1,538,266	$2,998,546	$147	$115	$(123)	129.8%

Company Selected Measure Name	Relative TSR
Named Executive Officers, Footnote	Jesse Gary was our PEO in 2021, 2022 and 2023, and Michael Bless was our PEO in 2020 and 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2022	2021	2020

Gerald Bialek	Craig Conti	Craig Conti	Craig Conti
Gunnar Gudlaugsson	Michelle Harrison	Michelle Harrison	Jesse Gary
John DeZee	Gunnar Gudlaugsson	John Hoerner	Michelle Harrison
Matthew Aboud	John DeZee	Gunnar Gudlaugsson	John Hoerner
	Gerald Bialek	John DeZee
Matthew Aboud

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Aluminum (Sector) Index (“Dow Jones U.S. Aluminum Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Aluminum Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid, or “CAP,” have been calculated as required by and in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned, realized, or received by the Company’s NEOs. Compensation Actually Paid reflects total compensation as disclosed in the Summary Compensation Table ("SCT") as adjusted to exclude and include certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	SCT Total for Jesse Gary	Exclusion of Stock Awards for Jesse Gary	Inclusion of Equity Values for Jesse Gary	Less Change in Pension Value Reported in SCT	Plus Pension Service Cost for Services Rendered During the Year	Compensation Actually Paid to Jesse Gary

2023	$8,017,519	$(2,993,127)	$9,085,593	$(295,728)	$0	$13,814,257

Year	Average SCT Total for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Less Change in Pension Value Reported in SCT	Plus Pension Service Cost for Services Rendered During the Year	Average Compensation Actually Paid to Non-PEO NEOs

2023	$1,559,454	$(512,191)	$1,354,859	$(41,123)	$12,633	$2,373,632

The amounts in the Exclusion of Stock Awards columns in the table above are the totals from the Stock Awards column set forth in the Summary Compensation Table. The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jesse Gary	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jesse Gary	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jesse Gary	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jesse Gary	Total - Inclusion of Equity Values for Jesse Gary

2023	$7,107,399	$1,406,818	$571,375	$0	$9,085,593

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs

2023	$1,140,219	$150,979	$50,929	$0	$1,354,859

Non-PEO NEO Average Total Compensation Amount	$ 1,559,454	$ 840,747	$ 1,084,929	$ 1,538,266
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,373,632	93,714	1,099,028	2,998,546
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid, or “CAP,” have been calculated as required by and in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned, realized, or received by the Company’s NEOs. Compensation Actually Paid reflects total compensation as disclosed in the Summary Compensation Table ("SCT") as adjusted to exclude and include certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	SCT Total for Jesse Gary	Exclusion of Stock Awards for Jesse Gary	Inclusion of Equity Values for Jesse Gary	Less Change in Pension Value Reported in SCT	Plus Pension Service Cost for Services Rendered During the Year	Compensation Actually Paid to Jesse Gary

2023	$8,017,519	$(2,993,127)	$9,085,593	$(295,728)	$0	$13,814,257

Year	Average SCT Total for Non-PEO NEOs	Average Exclusion of Stock Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Less Change in Pension Value Reported in SCT	Plus Pension Service Cost for Services Rendered During the Year	Average Compensation Actually Paid to Non-PEO NEOs

2023	$1,559,454	$(512,191)	$1,354,859	$(41,123)	$12,633	$2,373,632

The amounts in the Exclusion of Stock Awards columns in the table above are the totals from the Stock Awards column set forth in the Summary Compensation Table. The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jesse Gary	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jesse Gary	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jesse Gary	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jesse Gary	Total - Inclusion of Equity Values for Jesse Gary

2023	$7,107,399	$1,406,818	$571,375	$0	$9,085,593

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs

2023	$1,140,219	$150,979	$50,929	$0	$1,354,859

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years. The chart also provides a comparison of the Company’s TSR and Peer Group TSR.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to the Non-PEO, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Relative TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to the Non-PEOs, and Relative TSR over the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years. The chart also provides a comparison of the Company’s TSR and Peer Group TSR.

Tabular List, Table

Relative TSR
Controllable Costs
Shipment Volume

Total Shareholder Return Amount	$ 162	109	220	147
Peer Group Total Shareholder Return Amount	169	226	296	115
Net Income (Loss)	$ (43,000,000)	$ (14,000,000)	$ (167,000,000)	$ (123,000,000)
Company Selected Measure Amount	1.517	0.643	0.719	1.298
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Non-GAAP Measure Description	We determined Relative TSR, which is the Company’s TSR as a percentage of the average TSR of an industry peer group comprised of aluminum companies, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023 because this is the primary performance metric in the PSU program, which is the largest element of pay for the PEO. We may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Controllable Costs
Measure:: 3
Pay vs Performance Disclosure
Name	Shipment Volume
Jesse Gary [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,017,519	$ 8,193,535	$ 5,440,308
PEO Actually Paid Compensation Amount	$ 13,814,257	$ 1,563,282	$ 6,360,209
PEO Name	Jesse Gary	Jesse Gary	Jesse Gary
Michael Bless [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,217,895	$ 5,208,386
PEO Actually Paid Compensation Amount			$ 4,617,882	$ 12,209,538
PEO Name			Michael Bless	Michael Bless
PEO | Jesse Gary [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (295,728)
PEO | Jesse Gary [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Jesse Gary [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,993,127)
PEO | Jesse Gary [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,085,593
PEO | Gary [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,085,593
PEO | Gary [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,107,399
PEO | Gary [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,406,818
PEO | Gary [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	571,375
PEO | Gary [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,123)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,633
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(512,191)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,354,859
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,140,219
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,979
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,929
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0